Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Balances and Transactions [Line Items]
Payment to director	$ 875,130	$ 184,118	$ 1,294,076
Repayment received	(671,606)	(1,202,010)	(1,536,906)
Related party transactions
Professional Fees	782,448	173,106	260,224
Ms. Wong [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount	875,130
Payment to director	671,606	184,118
Repayment received		1,202,010
Ms. Wong Ting Ting [Member]
Related Party Balances and Transactions [Line Items]
Professional Fees	12,814
Employee benefits	1,262	49,783	30,674
Ms. Liu Qiong [Member]
Related Party Balances and Transactions [Line Items]
Employee benefits	16,146	22,550	16,116
Water F (Worldwide Hong Kong) Company Limited [Member]
Related Party Balances and Transactions [Line Items]
Paid salaries	$ 51,256	$ 233,800